FINANCIAL INSTRUMENTS AND RELATED DISCLOSURES (Tables)	12 Months Ended
Jun. 30, 2022
FINANCIAL INSTRUMENTS AND RELATED DISCLOSURES..
Financial Instruments Held by Category

A summary of the financial instruments held by category is provided below:

	June 30,	June 30,
	2022	2021
	(US$’000)
Financial assets - amortized cost
Deposits	4,556	4,446
Trade receivables	75,323	66,689
Other receivables	3,561	1,223
Due from related parties	108	1,755
Cash and cash equivalents	48,831	57,842
	132,379	131,955

Financial assets - fair value through other comprehensive income
Cash flow hedge (Note 9)	181	-

Financial liabilities - amortized cost
Lease liabilities	89,709	83,999
Borrowings	15,027	28,517
Trade and other payables	23,265	22,695
Due to related parties	2,595	4,275
	130,596	139,486
Financial liabilities – fair value through profit and loss
Warrant liabilities (Note 28)	11,311	13,621
	11,311	13,621

Financial liabilities – fair value through other comprehensive income
Cash flow hedge (Note 15)	992	316
	992	316

Movement of warrant liabilities

Movement of Warrant liabilities as of June 30, 2022 and 2021:

	June 30,	June 30,
	2022	2021
	(US$’000)
Opening balance	13,621	3,889
Fair Value Adjustment	(3,926)	7,786
Warrants vested during the year	1,616	1,946
Closing balance	11,311	13,621

Financial Liabilities Measured at Fair Value

The fair value of the Group’s financial liability is measured at fair value on a recurring basis. The following table gives information about how the fair value of this financial liability is determined.

		June 30,	June 30,
		2022	2021
		(US$’000)
Financial liabilities – fair value through profit and loss	Fair value hierarchy

Warrant liabilities (Note 28)	Level 3	11,311	13,621

Financial liabilities – fair value through other comprehensive income	Fair value hierarchy
Cash flow hedge (Note 15)	Level 2	992	316
		12,303	13,937

Financial Instruments By Type Of Interest Rate Explanatory

The fair value of the interest rate swap as of June 30, 2022 and June 30, 2021 is as follows:

	USD	Floating rate	Fixed rate	Fair value
Maturity Date	Notional	receivable	payable	(liability) / asset
	(US$’000)
Interest rate swap
March 26, 2023	$15,000	1M USD-SOFR	1.43%
Fair value as of June 30, 2021				$(316)
Fair value as of June 30, 2022				$170

Financial position are translated into U.S. Dollars from local currencies at the period-end exchange rate

As of June 30, 2022, the fair value of the foreign exchange option contracts that were recognized as financial assets and liabilities at fair value through other comprehensive income were as follows:

		Notional		Fair Value
	Hedged	foreign	Notional	assets /
Settlement date	currency	currency rate	amount	(liabilities)
	(US$’000)
Foreign currency option contracts - assets
July 5, 2022 through June 20, 2023	PHP	49.00-54.20	$21,380	11
Fair value as of June 30, 2022				11
Foreign currency option contracts - liabilities
July 5, 2022 through June 20, 2023	PHP	49.00-54.20	$21,380	992
Fair value as of June 30, 2022				992

Detailed Information About Cash Flow Hedge Reserve

Movement of the cash flow hedge reserve is as follows:

	June 30,	June 30,
	2022	2021
	(US$’000)
Opening balance	316	518
Loss / (gain) arising on changes in fair value of hedging instruments during the period	860	(202)
(Loss) / gain reclassified to profit or loss - hedged item has affected profit or loss	(319)	-
Closing balance	857	316

Credit Risk

Credit rating wise breakup of bank balances:

	June 30,	June 30,
	2022	2021
	(US$’000)
A-1+	3,283	2,396
A-1	42,146	—
AA-	694	—
A+	524	45,082
A	—	3,138
A-	—	403
A-3	128	—
B+	943	955
BA3	73	90
BBB+	—	4,635
BBB	1,015	1,118
Non - Rated	25	25
Total	48,831	57,842

The maximum exposure to credit risk is as follows:

	June 30,	June 30,
	2022	2021
	(US$’000)
Financial assets - amortized cost
Deposits	4,556	4,446
Trade receivables	75,323	66,689
Other receivables	3,561	1,223
Due from related parties	108	1,755
Cash and cash equivalents	48,831	57,842
	132,379	131,955

Concentration of Credit Risk with Clients

The Group’s top three clients based on respective fiscal year revenue are shown below:

	2022
	Revenue		Trade debts gross
	Amount		Amount
	(US$’000)	% of total	(US$’000)	% of total
Client 1	59,570	12%	9,966	13%
Client 2	36,814	8%	5,725	7%
Client 3	35,827	7%	4,369	6%
Subtotal	132,211	27%	20,060	26%
Others	361,361	73%	56,648	74%
Revenue from external customers	493,572	100%	76,708	100%

	2021
	Revenue		Trade debts gross
	Amount		Amount
	(US$’000)	% of total	(US$’000)	% of total
Client 1	55,181	12%	7,247	10%
Client 2	51,991	12%	6,169	9%
Client 3	48,245	11%	4,936	7%
Subtotal	155,417	35%	18,352	26%
Others	288,245	65%	51,363	74%
Revenue from external customers	443,662	100%	69,715	100%

	2020
	Revenue		Trade debts gross
	Amount		Amount
	(US$’000)	% of total	(US$’000)	% of total
Client 1	73,743	18%	114	0%
Client 2	64,937	16%	7,425	13%
Client 3	38,528	10%	9,012	16%
Subtotal	177,208	44%	16,551	30%
Others	227,927	56%	39,311	70%
Revenue from external customers	405,135	100%	55,862	100%

Expected Credit Loss for Trade Receivables

In measuring expected credit losses, trade receivables are assessed on a collective basis as they possess shared credit risk characteristics. Trade receivables are grouped based on days past due and also according to the geographical location of customers.

On the above basis the expected credit loss for trade receivables as at June 30, 2022 and June 30, 2021 was determined as follows:

	June 30, 2022
	(US$’000)
		Due: 0 to 30	Due: 31 - 60	Due: 61 to 90	Due: 91 - 180	Due: over 180
	Not overdue	days	days	days	days	days	Total
Expected credit loss rate	0%	0%	3%	15%	31%	98%	—
Gross carrying amount	73,524	1,302	238	196	261	1,187	76,708
Lifetime expected credit loss	4	1	7	29	80	1,169	1,290
Individually impaired trade receivables							—
Total allowance for credit losses							1,290

	June 30, 2021
	(US$’000)
		Due: 0 to 30	Due: 31 - 60	Due: 61 to 90	Due: 91 - 180	Due: over 180
	Not overdue	days	days	days	days	days	Total
Expected credit loss rate	0%	0%	1%	17%	25%	77%	—
Gross carrying amount	65,090	1,933	192	190	300	2,010	69,715
Lifetime expected credit loss	4	6	1	33	74	1,545	1,663
Individually impaired trade receivables							638
Total allowance for credit losses							2,301

Details of Individually Credit Impaired Balances

Below are the details of specific individually credit impaired balances as of June 30, 2022:

	June 30,	June 30,
	2022	2021
	(US$’000)
Credit impaired trade receivables - Gross carrying amount	1,138	2,142
Expected credit loss allowance	(1,124)	(2,124)
	14	18

Assets (Liability) Contractual Maturities

The following table presents the contractual maturities (liquidity analysis) as of June 30, 2022 and 2021:

	June 30, 2022
	Less than 1
	year	1 - 3 years	4 - 5 years	Total
	(US$’000)
Deposits	840	3,716	—	4,556
Trade receivables	75,323	—	—	75,323
Other receivables	3,561	—	—	3,561
Due from related parties	108	—	—	108
Cash and cash equivalents	48,831	—	—	48,831
Subtotal	128,663	3,716	—	132,379
Lease liability	20,333	35,621	60,428	116,382
Long - term other borrowings	3,587	343	—	3,930
Line of credit	11,202	—	—	11,202
Trade and other payables	24,257	—	—	24,257
Due to related parties	2,595	—	—	2,595
Subtotal	61,974	35,964	60,428	158,366
Net liquidity position	66,689	(32,248)	(60,428)	(25,987)

	June 30, 2021
	Less than 1
	year	1 - 3 years	4 - 5 years	Total
	(US$’000)
Deposits	731	3,715	—	4,446
Trade receivables	66,689	—	—	66,689
Other receivables	1,223	—	—	1,223
Due from related parties	1,755	—	—	1,755
Cash and cash equivalents	57,842	—	—	57,842
Subtotal	128,240	3,715	—	131,955
Lease liability	18,344	32,811	61,730	112,885
Long - term other borrowings	4,626	1,855		6,481
Line of credit	22,312	—	—	22,312
Trade and other payables	23,011	—	—	23,011
Due to related parties	4,275	—	—	4,275
Subtotal	72,568	34,666	61,730	168,964
Net liquidity position	55,672	(30,951)	(61,730)	(37,009)